UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com.
T. ROWE PRICE
TRAOX Asia Opportunities Fund –
.
PAAOX Asia Opportunities Fund–
.
Advisor  Class
TRASX Asia Opportunities Fund–
.
I Class

T. ROWE PRICE Asia Opportunities Fund
HIGHLIGHTS
The Asia Opportunities Fund underperformed the MSCI All Country Asia ex
Japan Index Net for the 12 months ended October 31, 2022.
Stock selection in Taiwan held back relative returns. In contrast, China was a relative contributor; our favorable stock picks more than offset the drag from an overweight position in the weak market.
We seek high-quality companies with clear earnings growth potential through market cycles, and that focus continued to define our portfolio positioning. We bought shares of companies that we think have distinct growth drivers or stand to benefit from multiyear industry tailwinds. Periods of market volatility enabled us to selectively invest in some of our high-conviction ideas at lower valuations than before.
Our longer-term outlook for Asia ex-Japan equities remains constructive, although we expect continued near-term market volatility. Valuations for Chinese equities have reached their lowest levels since 2000. Elsewhere, Southeast Asian markets have benefited from economic reopening, and we expect a continued pickup in domestic activity.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Asia Opportunities Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply during your fund’s fiscal year, the 12-month period ended October 31, 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch, which helped some commodity-exporting nations in Latin America and the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period.
The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the pandemic, exerted upward pressure on consumer demand and prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated. In the U.S., the core consumer price index, which excludes volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of
2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75% to 4.00% by

T. ROWE PRICE Asia Opportunities Fund

early November and indicated that additional hikes are likely. The European
Central Bank, meanwhile, raised its key interest rate to its highest level since
2009.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 1.55% at the start of the period to 4.10% at the end of October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond
Index recording its worst month since 1980 in September. (Bond prices and yields move in opposite directions.)
On a positive note, the U.S. jobs market remained resilient during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Asia Opportunities Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Asia Opportunities Fund returned -35.80% in the 12 months ended
October 31, 2022, underperforming the MSCI All Country Asia ex Japan Index
Net, which returned -33.99%. (Returns for the Advisor and I Class shares will vary due to their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Stock selection in
Taiwan held back relative
returns. Chipmaker
Taiwan Semiconductor
Manufacturing (TSMC) and
leasing company Chailease
Holding were among the
key detractors. TSMC’s
shares fell over the reporting
period after a stretch of
strong performance. Signs of weakening chip demand amid a global economic slowdown and geopolitical tensions overshadowed TSMC’s robust earnings growth and revenue forecasts. We expect TSMC’s technology leadership in developing cutting-edge chips to support its earnings even in a slowing semiconductor market, and we remain confident in its long-term prospects.
Chailease Holding established itself in Taiwan and has been expanding in
China and Southeast Asia. Its exposure to China’s challenged economy drove investor caution and weighed on its shares. In our view, Chailease Holding has a high-quality Taiwanese business that should protect its profitability, while it pursues longer-term growth in underserved markets. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
Asia Opportunities Fund –
.
-21.67% -35.80%
Asia Opportunities Fund–
.
Advisor  Class -21.66 -35.87
Asia Opportunities Fund–
.
I  Class -21.54 -35.65
MSCI All Country Asia ex
Japan Index Net -22.37 -33.99

T. ROWE PRICE Asia Opportunities Fund

Our choice of stocks in Singapore also hurt relative performance. Sea is an internet company that has been growing its gaming, e-commerce, and financial technology businesses across Asia and Latin America. Its shares declined as rising interest rates dampened investors’ appetite for growth stocks. Sea also reported mixed financial results. We believe that it remains well positioned to gain market share and become a leading internet platform in the years ahead.
In contrast, China was a relative contributor. Our favorable stock picks more than offset the drag from an overweight position in the market, which fell sharply amid pandemic lockdowns, a property sector downturn, and geopolitical headwinds. The sell-off intensified in October as investors sought clarity on the ruling Communist Party’s policy priorities after its major leadership congress. Shares of state-owned property developer China Overseas
Land & Investment outperformed the weak market. We are selective about investing in China’s property sector, preferring state-owned companies that we think have more financing support to withstand the downturn and potentially win market share from struggling players.
How is the fund positioned?
We seek high-quality companies with clear earnings growth potential through market cycles, and that focus continued to define our portfolio positioning.
We bought shares of companies that we think have distinct growth drivers or stand to benefit from multiyear industry tailwinds. Periods of market volatility enabled us to selectively invest in some of our high-conviction ideas at lower valuations than before. Conversely, we sold stocks when their investment theses weakened or when we saw more compelling opportunities elsewhere.
At the end of October, our top absolute market position was in China. Despite the elevated country risk premium, we believe that economic development remains a primary goal for the Communist Party, and we like several consumer-oriented, internet, and property companies with meaningful exposures to the domestic economy. We purchased shares of Tsingtao Brewery.
We believe that the market has underappreciated the beer company’s progress in upgrading its product mix with premium brands, and we expect it to benefit from consumers’ growing interest in premium beer.
We invested in Fuyao Glass Industry, one of the world’s leading auto glass makers based in China. We think that it can achieve higher product prices as autos increasingly adopt better glass features, and we expect the growing penetration of electric vehicles (EVs) to support this trend. Our view of rising
EV demand in China led us to eliminate our position in Zhongsheng Group
Holdings, an auto dealer with exposure to traditional luxury car brands.

T. ROWE PRICE Asia Opportunities Fund

From a sector perspective, financials and information technology (IT) were our two largest absolute positions. Within financials, we like several Indian private sector banks that we think have strong franchises and the potential to take market share from their state-owned peers. We bought shares of Axis
Bank, ICICI Bank, and HDFC Bank as we saw relatively more room for their valuations to improve, while we pared our holding in Kotak Mahindra Bank.
Within IT, we acquired shares of South Korean memory chipmaker Samsung
Electronics. Worries about a semiconductor downcycle pushed the stock's valuations down to levels that we deemed attractive, and we added to our position ahead of a possible industry recovery. We also took advantage of share price weakness to invest in
Sunny Optical Technology,
a China-based maker of lens
sets and camera modules for
smartphones and autos. We
are positive on the longer-
term growth potential of
its vehicle lens set business
given the rise of assisted and
autonomous driving.
What is portfolio
management’s outlook ?
Our longer-term outlook
for Asia ex-Japan equities
remains constructive.
However, we expect
continued market volatility
in the near term amid
concerns about persistent
inflation, rising interest rates,
slowing economies, and
geopolitical risks.
Recent political events in China have raised uncertainty about its policy direction, but we do not think that they have suddenly made the country
“uninvestable.” We expect the Communist Party’s upcoming annual economic conference to offer more clarity on its overall policy approach. We are watching out for signs of change in the macroeconomic environment that may affect how investors assess companies’ operations and valuations for the future.
SECTOR DIVERSIFICATION
Percent of
Net Assets
10/31/22
Financials 25.8%
Information Technology 20.9
Consumer Discretionary 16.4
Industrials and Business Services 8.9
Communication Services 8.2
Consumer Staples 7.0
Real Estate 5.3
Materials 2.6
Utilities 1.5
Health Care 1.2
Energy 0.0
Other and Reserves 2.2
Total 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Asia Opportunities Fund

Already, we have seen the market price in a higher risk premium for Chinese equities, sending their valuations to the lowest levels since 2000. We think that the valuations have broadly reflected the widely known challenges around China’s zero-tolerance approach to COVID, property market slump, and regulatory scrutiny of companies. As some foreign investors potentially pivot away from China, we can expect the market to become more inefficient, which may create increased opportunities for stock pickers like us to pursue excess returns.
We consider an end to China’s zero-COVID policy as one of the possible catalysts for its market recovery. Although there are few indications of when the shift may happen, China has started to gradually ease restrictions. The authorities have also ramped up economic support, which leads us to believe that their countercyclical approach to managing the economy remains intact.
Their pro-growth stance stands in contrast to the tightening monetary and fiscal policies in other major markets.
Elsewhere, Southeast Asian markets have benefited from economic reopening, and we expect a continued pickup in domestic activity. India’s stock market has also fared relatively well, supported by robust domestic demand and corporate earnings despite the high commodity prices that typically hindered the economy.
We continue to monitor global geopolitical tensions, economic challenges, and other evolving market risks. In this uncertain climate, we think it is even more important to focus on companies with visible earnings growth potential, which speaks to the relevance of active management and our investment approach.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Asia Opportunities Fund

PRINCIPAL RISKS
Investing in Asia. Many Asian economies have at various times been negatively affected by inflation; currency devaluations; an over-reliance on international trade and exports, particularly for certain commodities; political and social instability; and less developed financial systems and securities trading markets.
Trade restrictions, unexpected decreases in exports, changes in government policies, expropriation and/or nationalization of assets, confiscatory taxation, or natural disasters could have a significant impact on companies doing business in Asia. The Asian region may be significantly affected by political unrest, military conflict, economic sanctions, and less demand for Asian products and services.
Investing in China. The Chinese government has historically exercised significant control over China’s economy and its financial markets through, among other things, its monetary policies and allocation of resources, management of currency exchange rates, preferential treatment or restrictions relating to industries deemed sensitive to national interests, and limitations on foreign ownership of Chinese securities. Although economic reforms have liberalized trade policy and reduced government control, changes in these policies or increased government intervention could adversely impact affected industries or companies. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the official currency exchange rate. Additionally, the Chinese economy is highly dependent on the exportation of products and services and could experience a significant slowdown due to a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, trade or political disputes with China’s major trading partners, natural disasters, or public health threats. The U.S. and China have been imposing tariffs on certain goods traded between the countries. Heightened trade tensions between the U.S. and China, and the institution of additional tariffs or trade barriers between China and any of its key trading partners, including the U.S., could have a significant adverse impact on the Chinese economy.
For a more thorough discussion of risks, please see the fund’s prospectus.

T. ROWE PRICE Asia Opportunities Fund

BENCHMARK INFORMATION
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

T. ROWE PRICE Asia Opportunities Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
10/31/22
Taiwan Semiconductor Manufacturing, Taiwan 8.3%
Samsung Electronics, South Korea 5.9
Tencent Holdings, China 4.6
Axis Bank, India 4.1
AIA Group, Hong Kong 4.1
Yum China Holdings, China 3.7
HDFC Bank, India 3.3
Alibaba Group Holding, China 2.8
Meituan, China 2.5
Jollibee Foods, Philippines 2.4
Bank Central Asia, Indonesia 2.4
ComfortDelGro, Singapore 2.3
China Overseas Land & Investment, China 2.3
DBS Group Holdings, Singapore 2.2
ICICI Bank, India 2.0
Hongfa Technology, China 1.9
HDFC Life Insurance, India 1.9
Infosys, India 1.8
Ping An Insurance Group, China 1.6
Kotak Mahindra Bank, India 1.6
Tsingtao Brewery, China 1.6
ASML Holding, Netherlands 1.6
LG Chem, South Korea 1.5
Hindustan Unilever, India 1.5
ENN Energy Holdings, China 1.5
Total 69.4%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Asia Opportunities Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
ASIA OPPORTUNITIES FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/22 1 Year 5 Years
Since
Inception
Inception
Date
Asia Opportunities Fund –
.
-35.80% -1.68% 3.92% 5/21/14
Asia Opportunities Fund–
.
Advisor  Class -35.87 -1.79 3.78 5/21/14
Asia Opportunities Fund–
.
I  Class -35.65 -1.40 3.29 3/6/17
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Asia Opportunities Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Asia Opportunities Fund 1.12%
Asia Opportunities Fund–Advisor Class 1.50
Asia Opportunities Fund–I Class 0.92
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Asia Opportunities Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
ASIA OPPORTUNITIES FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Investor Class
Actual $1,000.00 $783.30 $5.17
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.41   5.85
Advisor Class
Actual   1,000.00   783.40   5.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,018.90   6.36
I Class
Actual   1,000.00   784.60   3.78
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.97   4.28
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 1.15%, the
2
Advisor
Class was 1.25%, and the
3
I Class was 0.84%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Asia Opportunities Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years
Since
Inception
Inception
Date
Asia Opportunities Fund –
.
-28.48% 0.86% 4.88% 5/21/14
Asia Opportunities Fund–
.
Advisor  Class -28.51  0.75  4.75  5/21/14
Asia Opportunities Fund–
.
I  Class -28.28  1.13  4.71  3/6/17
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Asia Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 20.17 $ 18.16 $ 15.33 $ 12.57 $ 14.52
Investment activities
Net investment income
(1)(2)
0.11 0 .09 0.04 0.10 0.09
Net realized and unrealized gain/
loss (6.89) 2.21 2.89 2.75 (2.02)
Total from investment activities (6.78) 2.30 2.93 2.85 (1.93)
Distributions
Net investment income (0.08) (0.02) (0.10) (0.09) (0.02)
Net realized gain (1.27) (0.27) — — (0.02)
Total distributions (1.35) (0.29) (0.10) (0.09) (0.04)
Redemption fees added to paid-in
capital
(1)(3)
— — — —
(4)
0.02
NET ASSET VALUE
End of period $ 12.04 $ 20.17 $ 18.16 $ 15.33 $ 12.57

T. ROWE PRICE Asia Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(5)
(35.80)% 12.66% 19.19% 22.80% (13.19)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.33% 1.15% 1.21% 1.30% 1.32%
Net expenses after waivers/
payments by Price Associates 1.15% 1.15% 1.15% 1.15% 1.15%
Net investment income 0.64% 0.42% 0.28% 0.68% 0.58%
Portfolio turnover rate 29.5% 31.5% 92.6% 73.0% 78.7%
Net assets, end of period (in
thousands) $51,459 $150,929 $120,942 $92,167 $71,497
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Asia Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 20.06 $ 18.06 $ 15.26 $ 12.51 $ 14.47
Investment activities
Net investment income
(1)(2)
0.09 0.06 0.04 0.06 0.07
Net realized and unrealized gain/
loss (6.85) 2.21 2.86 2.77 (2.02)
Total from investment activities (6.76) 2.27 2.90 2.83 (1.95)
Distributions
Net investment income (0.06) — (0.10) (0.08) —
Net realized gain (1.27) (0.27) — — (0.02)
Total distributions (1.33) (0.27) (0.10) (0.08) (0.02)
Redemption fees added to paid-in
capital
(1)(3)
— — — —
(4)
0.01
NET ASSET VALUE
End of period $ 11.97 $ 20.06 $ 18.06 $ 15.26 $ 12.51

T. ROWE PRICE Asia Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(5)
(35.87)% 12.56% 19.08% 22.73% (13.43)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 15.61% 1.50% 1.51% 1.64% 1.61%
Net expenses after waivers/
payments by Price Associates 1.25% 1.25% 1.25% 1.25% 1.25%
Net investment income 0.57% 0.27% 0.28% 0.44% 0.48%
Portfolio turnover rate 29.5% 31.5% 92.6% 73.0% 78.7%
Net assets, end of period (in
thousands) $49 $390 $436 $484 $491
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Asia Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 20.31 $ 18.24 $ 15.36 $ 12.60 $ 14.54
Investment activities
Net investment income
(1)(2)
0.19 0.17 0.10 0.15 0.18
Net realized and unrealized gain/
loss (6.96) 2.21 2.89 2.75 (2.07)
Total from investment activities (6.77) 2.38 2.99 2.90 (1.89)
Distributions
Net investment income (0.18) (0.04) (0.11) (0.14) (0.03)
Net realized gain (1.27) (0.27) — — (0.02)
Total distributions (1.45) (0.31) (0.11) (0.14) (0.05)
NET ASSET VALUE
End of period $ 12.09 $ 20.31 $ 18.24 $ 15.36 $ 12.60
Ratios/Supplemental Data
Total return
(2)(3)
(35.65)% 13.05% 19.56% 23.22% (13.05)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1 .02% 0.92% 1.00% 1.07% 1.10%
Net expenses after waivers/
payments by Price Associates 0.84% 0.83% 0.84% 0.84% 0.84%
Net investment income 1.17% 0.80% 0.62% 1.02% 1.27%
Portfolio turnover rate 29.5% 31.5% 92.6% 73.0% 78.7%
Net assets, end of period (in
thousands) $67,102 $95,533 $56,039 $36,723 $18,385
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Asia Opportunities Fund
October 31, 2022
19
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 35.1%
Common Stocks 26.7%
Alibaba Group Holding (HKD)  (1) 420,180 3,267
Beijing Capital International Airport, Class H (HKD)  (1)(2) 1,656,000 897
China Overseas Land & Investment (HKD)  1,424,500 2,722
China Overseas Property Holdings (HKD)  2,425,000 1,526
China Resources Mixc Lifestyle Services (HKD)  292,000 855
ENN Energy Holdings (HKD)  178,500 1,775
Haier Smart Home, Class H (HKD)  226,800 568
JD.com, Class A (HKD)  59,054 1,075
Li Ning (HKD)  80,000 414
Meituan, Class B (HKD)  (1) 184,400 2,952
Ping An Insurance Group, Class H (HKD)  485,500 1,944
Sino Biopharmaceutical (HKD)  1,882,000 913
Sunny Optical Technology Group (HKD)  120,300 1,043
Tencent Holdings (HKD)  208,200 5,471
Tsingtao Brewery, Class H (HKD)  270,000 1,890
Yum China Holdings (HKD)  107,964 4,370
31,682
Common Stocks - China A Shares 8.4%
Fuyao Glass Industry Group, A Shares (CNH)  317,300 1,453
Glodon, A Shares (CNH)  154,500 1,046
Haier Smart Home, A Shares (CNH)  199,300 568
Hongfa Technology, A Shares (CNH)  487,920 2,298
Jiangsu Hengrui Medicine, A Shares (CNH)  99,440 548
Kweichow Moutai, A Shares (CNH)  4,000 741
Shenzhen Inovance Technology, A Shares (CNH)  157,550 1,442
Sungrow Power Supply, A Shares (CNH)  36,400 653
Yixintang Pharmaceutical Group, A Shares (CNH)  328,000 1,247
9,996
Total China (Cost
$59,284
)
41,678
HONG KONG 7.2%
Common Stocks 7.2%
AIA Group  639,400 4,843
DFI Retail Group Holdings (USD)  411,800 923
HKT Trust & HKT  1,380,000 1,561
Hysan Development  538,000 1,173
Total Hong Kong (Cost
$10,392
)
8,500
T. ROWE PRICE Asia Opportunities Fund

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
INDIA 19.5%
Common Stocks 19.5%
Asian Paints  33,117 1,248
Axis Bank  447,012 4,902
HDFC Bank  218,763 3,968
HDFC Life Insurance  342,459 2,238
Hindustan Unilever  57,826 1,789
ICICI Bank  213,716 2,350
Infosys, ADR (USD)  (2) 111,900 2,096
Kotak Mahindra Bank  82,269 1,894
Maruti Suzuki India  12,791 1,476
Voltas  114,615 1,216
Total India (Cost
$20,816
)
23,177
INDONESIA 2.4%
Common Stocks 2.4%
Bank Central Asia  4,991,600 2,822
Total Indonesia (Cost
$1,903
)
2,822
NETHERLANDS 1.6%
Common Stocks 1.6%
ASML Holding  4,019 1,885
Total Netherlands (Cost
$976
)
1,885
PHILIPPINES 5.1%
Common Stocks 5.1%
BDO Unibank  670,728 1,482
Jollibee Foods  713,280 2,861
Philippine Seven  (1) 1,491,721 1,721
Total Philippines (Cost
$6,679
)
6,064
SINGAPORE 5.5%
Common Stocks 5.5%
ComfortDelGro  3,080,800 2,766
DBS Group Holdings  106,100 2,565
Sea, ADR (USD)  (1)(2) 24,600 1,222
Total Singapore (Cost
$8,103
)
6,553

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 9.1%
Common Stocks 9.1%
Coupang (USD)  (1) 28,572 493
LG Chem  4,089 1,794
LG Uplus  180,278 1,448
Samsung Electronics  169,239 7,044
Total South Korea (Cost
$10,578
)
10,779
TAIWAN 11.2%
Common Stocks 11.2%
Chailease Holding  338,269 1,561
MediaTek  58,000 1,057
Taiwan Semiconductor Manufacturing, ADR (USD)  160,196 9,860
Vanguard International Semiconductor  377,000 774
Total Taiwan (Cost
$11,102
)
13,252
THAILAND 1.0%
Common Stocks 1.0%
Airports of Thailand  (1) 642,800 1,250
Total Thailand (Cost
$1,467
)
1,250
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 3.21%  (3)(4) 2,813,672 2,814
Total Short-Term Investments (Cost $2,814) 2,814

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 3.21%  (3)(4) 3,096,196 3,096
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,096
Total Securities Lending Collateral (Cost $3,096) 3,096
Total Investments in Securities
102.7% of Net Assets
(Cost $137,210) $ 121,870
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at October 31, 2022.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Asia Opportunities Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.21% $ — $ — $ 21 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 21 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
10/31/22
T. Rowe Price Government
Reserve Fund, 3.21% $ 3,789 ¤ ¤ $ 5,910
T. Rowe Price Short-Term Fund 1 ¤ ¤ —
Total $ 5,910 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $21 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,910.

T. ROWE PRICE Asia Opportunities Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $137,210) $ 121,870
Foreign currency (cost $152) 152
Receivable for shares sold 133
Dividends receivable 46
Due from affiliates 30
Other assets 24
Total assets 122,255
Liabilities
Obligation to return securities lending collateral 3,096
Payable for shares redeemed 152
Investment management fees payable 85
Other liabilities 312
Total liabilities 3,645
NET ASSETS $ 118,610
Net Assets Consist of:
Total distributable earnings (loss) $ (35,576)
Paid-in capital applicable to 9,829,313 shares of $0.01 par
value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 154,186
NET ASSETS $ 118,610
NET ASSET VALUE PER SHARE
Investor Class
($51,459,030 / 4,275,590 shares outstanding) $ 12.04
Advisor Class
($49,657 / 4,149 shares outstanding) $ 11.97
I Class
($67,101,661 / 5,549,574 shares outstanding) $ 12.09

T. ROWE PRICE Asia Opportunities Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $310) $ 3,108
Other, non cash 402
Securities lending 10
Total income 3,520
Expenses
Investment management 1,455
Shareholder servicing
Investor Class $ 290
Advisor Class 35
I Class 13 338
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 24
I Class 4 28
Custody and accounting 228
Registration 73
Legal and audit 62
Miscellaneous 26
Waived / paid by Price Associates (367)
Total expenses 1,844
Net investment income 1,676

T. ROWE PRICE Asia Opportunities Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $386) (19,400)
Foreign currency transactions (95)
Net realized loss (19,495)
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(547)) (58,021)
Other assets and liabilities denominated in foreign currencies (1)
Change in net unrealized gain / loss (58,022)
Net realized and unrealized gain / loss (77,517)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (75,841)

T. ROWE PRICE Asia Opportunities Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,676 $ 1,415
Net realized gain (loss) (19,495) 17,642
Change in net unrealized gain / loss (58,022) 533
Increase (decrease) in net assets from operations (75,841) 19,590
Distributions to shareholders
Net earnings
Investor Class (9,505) (2,084)
Advisor Class (26) (7)
I Class (6,777) (1,078)
Decrease in net assets from distributions (16,308) (3,169)
Capital share transactions
*
Shares sold
Investor Class 14,954 74,968
Advisor Class 17 136
I Class 36,122 49,006
Distributions reinvested
Investor Class 9,211 2,052
Advisor Class 15 5
I Class 6,546 1,002
Shares redeemed
Investor Class (76,836) (59,401)
Advisor Class (256) (234)
I Class (25,866) (14,520)
Increase (decrease) in net assets from capital share
transactions (36,093) 53,014

T. ROWE PRICE Asia Opportunities Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Net Assets
Increase (decrease) during period (128,242) 69,435
Beginning of period 246,852 177,417
End of period $ 118,610 $ 246,852
*Share information (000s)
Shares sold
Investor Class 911 3,565
Advisor Class 1 7
I Class 2,131 2,288
Distributions reinvested
Investor Class 517 102
Advisor Class 1 –
I Class 367 49
Shares redeemed
Investor Class (4,634) (2,845)
Advisor Class (17) (12)
I Class (1,653) (705)
Increase (decrease) in shares outstanding (2,376) 2,449

T. ROWE PRICE Asia Opportunities Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Asia Opportunities Fund (the
fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has three classes of shares: the Asia Opportunities Fund (Investor Class), the Asia Opportunities
Fund–Advisor Class (Advisor Class) and the Asia Opportunities Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as
Shares redeemed and Shares sold, respectively. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Asia Opportunities Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in net realized gain (loss) from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which

T. ROWE PRICE Asia Opportunities Fund

clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Asia Opportunities Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Asia Opportunities Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,671  $ 102,289  $ —  $ 115,960
Short-Term Investments 2,814  —  —  2,814
Securities Lending
Collateral 3,096  —  —  3,096
Total $ 19,581  $ 102,289  $ —  $ 121,870

T. ROWE PRICE Asia Opportunities Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral

T. ROWE PRICE Asia Opportunities Fund

are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2022, the value of loaned securities was
$3,003,000; the value of cash collateral and related investments was $3,096,000.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $54,046,000 and $103,083,000, respectively, for the year ended
October 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency losses, the character of income on passive foreign investment companies and the character of foreign capital gains taxes.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2022
October 31,
2021
Ordinary income (including short-term capital
gains, if any) $ 6,887  $ 283
Long-term capital gain 9,421  2,886
Total distributions $ 16,308  $ 3,169

T. ROWE PRICE Asia Opportunities Fund

At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 140,481
Unrealized appreciation $ 15,311
Unrealized depreciation (34,182)
Net unrealized appreciation (depreciation) $ (18,871)
($000s)
Undistributed ordinary income $ 3,119
Net unrealized appreciation (depreciation) (18,871)
Loss carryforwards and deferrals (19,824)
Total distributable earnings (loss) $ (35,576)

T. ROWE PRICE Asia Opportunities Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2022, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date

T. ROWE PRICE Asia Opportunities Fund

indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $539,000 remain subject to repayment by the fund at October 31, 2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended October 31, 2022, expenses incurred pursuant to these service agreements were $107,000 for Price Associates; $241,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 1.15% 1.25% 0.05%
Expense limitation date 02/28/23 02/28/23 02/28/23
(Waived)/repaid during the period ($000s) $(167) $(35) $(165)

T. ROWE PRICE Asia Opportunities Fund

as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe
Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price
Reserve Funds pay no investment management fees.
As of October 31, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 464,072 shares of the I Class, representing 8% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Asia Opportunities Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Asia Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Asia Opportunities Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund")
as of October 31, 2022, the related statement of operations for the year ended October
31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Asia Opportunities Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Asia Opportunities Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$5,535,000 from short-term capital gains
$9,421,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $1,412,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $60,000 of the fund's income qualifies for the dividends-
received deduction.
The fund will pass through foreign source income of $2,254,000 and foreign taxes paid of $670,000.

T. ROWE PRICE Asia Opportunities Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Asia Opportunities Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Asia Opportunities Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Asia Opportunities Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Asia Opportunities Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice
President, International Funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Asia Opportunities Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason R. Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Asia Opportunities Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, Jr., CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Asia Opportunities Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Associate, Equity Research,
Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Head of China Consumer in
Equity Research, Credit Lyonnais Asia-Pacific (to
2018)
Ryan W. Ferro (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Quentin S. Fitzsimmons (1968)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Asia Opportunities Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Vishnu V. Gopal (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Joel Grant (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Gianluca Guicciardi (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly,
Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jeffries
Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tetsuji Inoue (1971)
Vice President
Vice President, Price Hong Kong, T. Rowe Price
Group, Inc., and Price International
Michael D. Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Prashant G. Jeyaganesh (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Asia Opportunities Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Asia Opportunities Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Philip A. Nestico (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sridhar Nishtala (1975)
Vice President
Director and Vice President, Price Singapore; Vice
President, T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun A. Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Asia Opportunities Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Vice President, PIMCO
(to 2018)
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Asia Opportunities Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202212-2401181
F104-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021

Audit Fees	$24,349	$23,048
Audit-Related Fees	-	-
Tax Fees	-	2,840
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item  13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022